Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 9 — STOCKHOLDERS’ DEFICIT

As of March 31, 2025, the Company has 155,000,000 shares authorized, of which 150,000,000 shares are common stock and 5,000,000 shares are preferred stock, of which no class has been designated.

Registered Direct Offering

In January 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with several institutional and accredited investors and certain directors and officers of the Company (and certain of their affiliated parties) for the purpose of raising approximately $2,820,000 in gross proceeds for the Company. Of the gross proceeds, approximately $670,000 was received in December 2024 with approximately $2,150,000, less a receivable of approximately $55,000, received in January 2025. The Company incurred legal fees of approximately $75,000 associated with the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, the Company sold in a registered direct offering an aggregate of (i) 6,866,856 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share and (ii) warrants to purchase 6,866,856 shares of the Company’s common stock at an exercise price of $1.50 per share, at a combined purchase price per share and accompanying warrant equal to $0.40 for third-party investors and $0.516 for directors and officers of the Company.

At The Market Offering (ATM)

On April 19, 2024, the Company commenced a new At The Market offering program with B. Riley Inc., Ladenburg Thalmann & Co. Inc., Kingswood Investments, a division of Kingswood Capital Partners, LLC, Pl Financial (US) Corp. and ATB Capital Markets USA Inc., each respectively acting as sales agents, under which the Company may offer and sell shares of its Common Stock from time to time through the sales agents having an aggregate offering price of up to $70,000,000. For the three months ended March 31, 2025, the Company raised net proceeds of approximately $2,337,000, net of offering cost of approximately $72,000, from the ATM for the issuance of 4,563,552 shares.

Common Stock Issued for Services

In January 2025, the Company entered into an investor relations consulting agreement. The agreement is for a period of six months with equal monthly payments of $12,500 and the issuance of 350,000 shares of the Company’s common stock.

In January 2025, the Company issued 283,333 shares of the Company’s common stock as payment for a consulting agreement.

Restricted common stock awards/units

The table below summarizes the compensation expense related to the Company’s restricted stock awards for the three months ended March 31:

	2025	2024
Directors
October 1, 2024 – 1,914,580 Directors’ share grant of common stock	$326,000	$—
February 23, 2023 – 168,419 share grant of common stock	14,000	43,000

Employees
January 15, 2025 – Captus Management team 4,083,400 restricted stock grant	248,000	—
December 17, 2024 – VP Energy 500,000 share grant of common stock	31,000	—
September 30, 2024 – CEO 1,671,682 share grant of common stock	136,000	—
June 19, 2023 – CFO 675,058 share grant of common stock	17,000	165,000
Total	$772,000	$208,000
	Number of Units	Weighted Average Grant-date Per Share Fair Value
Balance as of December 31, 2024	4,620,511	$0.78
Granted	4,083,300	$0.45
Issued	(844,245)	$1.06
Forfeited	—	$—
Balance as of March 31, 2025	7,859,566	$0.55

As of March 31, 2025, there was approximately $2,736,000 unrecognized compensation expense related to the service-based RSUs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 3 years.

On January 8, 2025, in connection with the Captus Agreement, as a material inducement to their agreeing to become employees of the Company, the Company granted a restricted stock award to each of Harry Andersen, Paul Connolly, Mark Taylor and Steve Giacomin (collectively, the “Restricted Stock Awards”). The Restricted Stock Awards were intended to constitute “employment inducement awards” under the Nasdaq Stock Market Rules. The aggregate restricted stock shares issued was 4,083,300. Each of the Restricted Stock Awards vests in three equal installments on the first three anniversaries of the grant date subject to the grantee’s continued engagement with the Company through each applicable vesting date, provided however, that the Restricted Stock Awards will accelerate and vest immediately upon the grantee’s death, disability, termination by the Company without “cause” (as defined in each Restricted Stock Award agreement), or the consummation of a change in control of the Company. The equity awards were valued as of the grant date at $0.452 per share for a total of $1,846,000. The grant date fair value was estimated to be fair value of the Company’s common stock on the Grant Date. The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $248,000.

On December 17, 2024 (“Grant Date”), the Company’s Senior Vice President of Energy (“VP Energy”) was granted a time time-based equity grant of 500,000 shares of the Company’s common stock pursuant to an equity incentive plan. The Equity Grant shall vest over a four (4)-year period beginning on the Grant Date, subject to VP Energy’s continued employment with the Company through the relevant vesting date, in accordance with the following schedule. The equity award was valued as of the grant date at $0.477 per share for a total of$239,000. The grant date fair value was estimated to be fair value of the Company’s common stock on the Grant Date. The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $31,000.

As of the resolution date October 31, 2024, with an effective date of October 1, 2024, there were seven board members entitled to the annual equity award of $160,000 and one board member entitled to the committee chair retainer of $40,000 (as further disclose in NOTE 8 — COMMITMENTS AND CONTINGENCIES). As of October 1, 2024, the grant date, a total of 1,914,580 shares of the Company’s common stock, based on a VWAP of $0.61 per share. The fair value of the shares as of the grant date was $1,200,000. The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $326,000.

On September 30, 2024, the grant date, the Company’s board of directors approved the issuance of the RSUs, pursuant to the CEO Agreement (as further described NOTE 8 — COMMITMENTS AND CONTINGENCIES). The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $0 for the Market-based RSUs and approximately $136,000 for the Time-based RSUs.

On June 19, 2023, the Company’s CFO was granted a time-based equity grant of 675,058 shares of the Company’s common stock pursuant to an equity incentive plan. The Equity Grant shall vest over a three (3)-year period beginning on the Effective Date, subject to CFO’s continued employment with the Company through the relevant vesting date, in accordance with the following schedule. The equity award was valued as of the grant date at $2.42 per share for a total of $946,000. The Company was under a binding agreement to merge with Akerna as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio defined in the Akerna Merger, as the Company believes that the Akerna trading is the most readily determined value in accordance with ASC 718-10-55-10 to 12. Akerna is publicly traded (Nasdaq: GRYP). The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $17,000.

On February 23, 2023, the Company entered into Independent Director agreements with two individuals. As part of the compensation for the agreements, the Company granted restricted stock of 84,210 to each of the directors for a total of 168,419 shares of the Company’s common stock. The shares vest every six months in six equal installments of 14,035 shares for a total of 28,070 shares. The equity award was valued as of the grant date at $3.36 per share for a total of$328,000. The Company was under a binding agreement to merge with Akerna as of the grant date.

Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio defined in the Akerna Merger, as the Company believes that the Akerna trading is the most readily determined value in accordance with ASC 718-10-55-10 to 12. Akerna is publicly traded (Nasdaq: GRYP). The equity compensation expense for the three months ended March 31, 2025 amounted to approximately $14,000.

Warrants

Transactions involving warrants are as follows for the Three months ended March 31, 2025:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2024	5,530,198	$0.55	9.68	$0.55	$0.39
Granted	6,866,856	1.50	9.79	0.17	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding – March 31, 2025	12,397,054	1.08	9.69	0.34	0.04
Exercisable – March 31, 2025	12,397,054	1.08	9.69	0.34	0.04
Non-exercisable – March 31, 2025	—	$—	—	$—	$—

NOTE 9 — STOCKHOLDERS’ DEFICIT

As of December 31, 2024, the Company has 155,000,000 shares authorized, of which 150,000,000 shares are common stock and 5,000,000 shares are preferred stock, of which no class has been designated.

In February 2024, the Company filed a certificate of amendment to the amended and restated articles of incorporation (“Amendment”) to authorize a reverse stock split. Effective with the Amendment every twenty (20) shares of the Company’s issued and outstanding common stock were converted into one (1) share of the Company’s issued and outstanding common stock (“Stock Split’). The per shares numbers and amounts as presented in these financial statements have been adjusted for the Stock Split.

In February 2024, the Company filed certificates of elimination of certificate of designation for each of the (i) series A convertible redeemable preferred stock, (ii) series B convertible redeemable preferred stock, (iii) series C preferred stock and (iv) special voting preferred stock. The designated number of shares for each of these designated preferred series have been reverted back to unissued preferred stock.

Private Placement

On January 31, 2024, the Company initiated a private placement for the sale of the Company’s common stock for a purchase price of $2.83 per share. The Company issued 493,791 shares of common stock for total proceeds of $1,395,000.

At The Market Offering (ATM)

On April 19, 2024, the Company commenced a new At The Market offering program with B. Riley Inc., Ladenburg Thalmann & Co. Inc., Kingswood Investments, a division of Kingswood Capital Partners, LLC, PI Financial (US) Corp. and ATB Capital Markets USA Inc., each respectively acting as sales agents, under which the Company may offer and sell shares of its Common Stock from time to time through the sales agents having an aggregate offering price of up to $70,000,000. As of December 31, 2024, the Company sold 5,182,929 shares under this program for proceeds of $3,701,000, net of $343,000 of direct offering costs.

Common Stock Issued for Services

In August 2024, the Company entered into an agreement with a vendor pursuant to which the Company issued 56,600 shares of common stock to such vendor for payment of an outstanding payable in the amount of approximately $47,000. The shares were valued at the fair market value of approximately $47,000, which was the closing trading price for the Company’s common stock on the date of issuance.

On April 8, 2024, the Company entered into an agreement with a vendor pursuant to which the Company issued 387,597 shares of common stock to such vendor. The shares were valued at the fair market value of approximately $632,000, which was the closing trading price for the Company’s common stock on the date of issuance.

On April 16, 2024, the Company entered into an agreement with a vendor pursuant to which the Company issued 800,000 shares of common stock to such vendor. The shares were valued at the fair market value of approximately $1,160,000, which was the closing trading price for the Company’s common stock on the date of issuance. The Company also made a one-time payment to the vendor of $600,000.

Restricted common stock awards

The table below summarizes the compensation expense related to the Company’s restricted stock awards for the years ended December 31:

	2024	2023
Directors
October 1, 2024 – 1,914,580 Directors’ share grant of common stock	$623,000	$—
February 23, 2023 – 168,419 share grant of common stock	109,000	190,000

Consultants
December 5, 2024 – 58,644 share grant of common stock	—	20,000
August 23, 2023 – 48,000 share grant of common stock	—	24,000
October 26, 2021 – 17,724 share grant of common stock	—	129,000
October 22, 2021 – 8,637 share grant for common stock	—	66,000
October 20, 2021 – 17,724 share grant for common stock	—	154,000

Employees
December 17, 2024 – VP Energy 500,000 share grant of common stock	5,000	—
September 30, 2024 – CEO 1,671,682 share grant of common stock	454,000	—
June 19, 2023 – CFO 675,058 share grant of common stock	397,000	530,000
April 4, 2022 – CFO 166,667 share grant of common stock	—	395,000

Stock-based compensation expense reversal for April 4, 2022 grant	—	(1,910,000)

Other
Officer contributed capital	—	250,000
	$1,588,000	$(152,000)

The following table presents a summary of the activity of the RSUs:

	Number of Units	Weighted Average Grant-date er Share Fair Value
Balance as of December 31, 2022	—	—
Granted	843,478	$1.51
Vested	(112,508)	$1.40
Forfeited	—	$—
Balance as of December 31, 2023	730,970	$1.53
Granted	4,086,261	$0.62
Vested	(196,720)	$1.56
Forfeited	—	$—
Balance as of December 31, 2024	4,620,511	$0.73

As of December 31, 2024, there was approximately $2,301,000 unrecognized compensation cost related to the service-based RSUs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 2 years.

On December 17, 2024 (“Grant Date”), the Company’s Senior Vice President of Energy (“VP Energy”) was granted a time time-based equity grant of 500,000 shares of the Company’s common stock pursuant to an equity incentive plan. The Equity Grant shall vest over a four (4)-year period beginning on the Grant Date, subject to VP Energy’s continued employment with the Company through the relevant vesting date, in accordance with the following schedule. The equity award was valued as of the grant date at $0.477 per share for a total of $239,000. The grant date fair value was estimated to be fair value of the Company’s common stock on the Grant Date. The equity compensation expense for the year ended December 31, 2024 amounted to approximately $5,000.

On September 30, 2024, the grant date, the Company’s board of directors approved the issuance of the RSUs, pursuant to the CEO Agreement (as further described NOTE 8 — COMMITMENTS AND CONTINGENCIES). The equity compensation expense for the year ended December 31, 2024 amounted to approximately $312,000 for the Market-based RSUs and approximately $142,000 for the Time-based RSUs.

On June 19, 2023, the Company’s CFO was granted a time-based equity grant of 675,058 shares of the Company’s common stock pursuant to an equity incentive plan. The Equity Grant shall vest over a three (3)-year period beginning on the Effective Date, subject to CFO’s continued employment with the Company through the relevant vesting date, in accordance with the following schedule. The equity award was valued as of the grant date at $2.42 per share for a total of $946,000. The Company was under a binding agreement to merge with Akerna as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio defined in the Akerna Merger, as the Company believes that the Akerna trading is the most readily determined value in accordance with ASC 718-10-55-10 to 12. Akerna is publicly traded (Nasdaq: GRYP). The equity compensation expense for the years ended December 31, 2024 and 2023 amounted to approximately $397,000 and $530,000, respectively.

On February 23, 2023, the Company entered into Independent Director agreements with two individuals. As part of the compensation for the agreements, the Company granted restricted stock of 84,210 to each of the directors for a total of 168,419 shares of the Company’s common stock. The shares vest every six months in six equal installments of 14,035 shares for a total of 28,070 shares. The equity award was valued as of the grant date at $3.36 per share for a total of $328,000. The Company was under a binding agreement to merge with Akerna as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio defined in the Akerna

Merger, as the Company believes that the Akerna trading is the most readily determined value in accordance with ASC 718-10-55-10 to 12. Akerna is publicly traded (Nasdaq: GRYP). The equity compensation expense for the year ended December 31, 2024 amounted to approximately $109,000.

On April 4, 2022, the Company entered into an employment agreement with an individual. The agreement provided for an annual cash compensation of $230,000 paid in equal installments on a monthly basis. Also, the employee was granted equity compensation of 863,687 shares of the Company’s common stock. The equity award vests 143,947shares upon the six-month anniversary, 287,896 shares vest in equal quarterly installments commencing on the nine-month anniversary, and 431,844 shares vest in equal monthly installments commencing on the 19-month anniversary. The equity award was valued as of the grant date at $9.487 per share for a total of $4,744,000. The Company was under a binding agreement to merge with Sphere 3D as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio as defined in the Sphere 3D Merger Agreement, as the Company believes that the Sphere 3D trading is the most readily determinable value in accordance with ASC 718-10-55-10 to 12. Sphere 3D is publicly traded (Nasdaq: ANY). In January 2023, the employee resigned and vested ownership over 71,975 restricted common stock awards valued at $9.487 per share. The remaining unissued shares were canceled and the associated compensation expense in prior years of $1,910,000 was recaptured.

On October 26, 2021, the Company entered into an agreement with an individual to continue service to the Company. As compensation, the consultant was granted 17,274 shares of the Company’s common stock, and all of the Shares shall vest over a period of two (2) years in accordance with the following vesting schedule: 4,318 Shares will vest on the six-month anniversary of the Effective Date, 4,318 Shares will vest on the first-year anniversary of the Effective Date, 4,318 Shares will vest on the eighteen-month anniversary, and the 4,318 Shares will vest on the second-year anniversary of the Effective Date. The equity award was valued as of the grant date at $33.48 per share for a total of $322,000. The Company was under a binding agreement to merge with Sphere 3D as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio as defined in the Sphere 3D Merger Agreement, as the Company believes that the Sphere 3D trading is the most readily determinable value in accordance with ASC 718-10-55-10 to 12. Sphere 3D is publicly traded (Nasdaq: ANY). Compensation expenses for the years ended December 31, 2024 and 2023 amounted to approximately $0 and $129,000, respectively.

On October 22, 2021, the Company entered into an agreement with an individual to continue service to the Company. As compensation, the consultant was granted 8,637 shares of the Company’s common stock, and all of the Shares shall vest over a period of two (2) years in accordance with the following vesting schedule: 2,159 Shares will vest on the six-month anniversary of the Effective Date, 2,159 Shares will vest on the first-year anniversary of the Effective Date, 2,159 Shares will vest on the eighteen-month anniversary, and the 2,159 Shares will vest on the second-year anniversary of the Effective Date. The equity award was valued as of the grant date at $33.90 per share for a total of $163,000. The Company was under a binding agreement to merge with Sphere 3D as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio as defined in the Sphere 3D Merger Agreement, as the Company believes that the Sphere 3D trading is the most readily determinable value in accordance with ASC 718-10-55-10 to 12. Sphere 3D is publicly traded (Nasdaq: ANY). Compensation expenses for the years ended December 31, 2024 and 2023 amounted to $0 and $66,000, respectively.

On October 20, 2021, the Company entered into an agreement with an individual to continue service to the Company. As compensation, the consultant was granted 17,274 shares of the Company’s common stock, and all of the Shares shall vest over a period of two (2) years in accordance with the following vesting schedule: 4,318 Shares will vest on the six-month anniversary of the Effective Date, 4,318 Shares will vest on the first-year anniversary of the Effective Date, 4,318 Shares will vest on the eighteen-month anniversary, and the 4,318 Shares will vest on the second-year anniversary of the Effective Date. The equity award was valued as of the grant date at $39.48 per share for a total of $380,000. The Company was under a binding agreement to merge with Sphere 3D as of the grant date. Therefore, the grant date fair value was estimated to be the per-share value based on the exchange ratio as defined in the Sphere 3D Merger Agreement, as the Company believes that the Sphere 3D trading is the most readily determinable value in accordance with ASC 718-10-55-10 to 12. Sphere 3D is publicly traded (Nasdaq: ANY). Compensation expenses for the year ended December 31, 2024 and 2023 amounted to $0 and $154,000, respectively.

Warrants

Transactions involving warrants are as follows for the year ended December 31,:

2024	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2023	1,844,781	$9.84	0.55	$1.36	$—
Granted	5,530,198	0.55	9.68	0.55	0.39
Exercised	(165,622)	0.006	0.75	9.06	1.48
Expired	(1,679,159)	10.98	—	7.55	—
Outstanding – December 31, 2024	5,530,198	0.55	9.68	0.55	0.39
Exercisable – December 31, 2024	5,530,198	0.55	9.68	0.55	0.39
Non-exercisable – December 31, 2024	—	$—	—	$—	$—

During the year ended December 31, 2024, 165,622 and 1,679,159 warrants were exercised and expired, respectively.

2023	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2022	1,844,781	$9.84	1.39	$1.36	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding – December 31, 2023	1,844,781	9.84	0.55	1.36	—
Exercisable – December 31, 2023	1,844,781	9.84	0.55	1.36	—
Non-exercisable – December 31, 2023	—	$—	—	$—	$—